Loan facilities and lines of credit (Details) ¥ in Millions, $ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	May 31, 2022 HKD ($)	Apr. 30, 2022 USD ($)	Feb. 28, 2022 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Feb. 28, 2023 HKD ($)
Lines of credit and loan facilities
Short-term debts				¥ 7,581			$ 1,039		¥ 5,034
Debt Instrument, Collateral Amount				30,412
Collateral Pledged
Lines of credit and loan facilities
Short-term debts				916
Long-term borrowings				13,671
Uncollateralized
Lines of credit and loan facilities
Short-term debts				6,319
Long-term borrowings				120
Prime Rate
Lines of credit and loan facilities
Term (in years)					7 years
Maximum borrowing capacity under facilities				¥ 3,000
Percentage over variable rate basis				0.65%
Percentage below variable rate basis				1.45%
Undrawn balance which will be expired one month prior to the final maturity date				¥ 2,760
Proceeds from long-term borrowings				1,000	¥ 2,000
Term and Revolving Credit Facilities
Lines of credit and loan facilities
Term (in years)						5 years
Maximum borrowing capacity under facilities | $						$ 2,000
Number of arrangers | item						5
Undrawn balance which will be expired one month prior to the final maturity date | $							$ 1,000
Proceeds from long-term borrowings | $		$ 1,000
Long-term borrowings				¥ 7,188
Term and Revolving Credit Facilities | LIBOR
Lines of credit and loan facilities
Percentage over variable rate basis				0.85%
Term loan facility agreement
Lines of credit and loan facilities
Undrawn balance which will be expired one month prior to the final maturity date				¥ 8,500				$ 15,931		$ 9,041
Proceeds from long-term borrowings | $	$ 2,741		$ 6,300
Term loan facility agreement | Long Term Borrowings
Lines of credit and loan facilities
Expected to be proceeds from issuance of long term debt				¥ 8,286
Expected to be repaid the borrowings				December 2028
Term loan facility agreement | Hong Kong Interbank Offered Rate | Date falling 6 months from the initial utilization date
Lines of credit and loan facilities
Percentage over variable rate basis				0.70%
Term loan facility agreement | Hong Kong Interbank Offered Rate | Initial Utilization date
Lines of credit and loan facilities
Percentage over variable rate basis				0.50%
Short-term Debt
Lines of credit and loan facilities
Short-term debts				¥ 50
Long-Term Debt | Prime Rate
Lines of credit and loan facilities
Long-term borrowings				180
Line of credit
Lines of credit and loan facilities
Short-term debts				166
Long-term borrowings				¥ 7,966